EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT	12 Months Ended
Dec. 31, 2024
Events Unaudited Subsequent To Date Of Independent Auditors Report
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

16.	EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Common Stock Issuance

Between March and April 2025, the Company entered into subscription agreements with certain investors for the sale of 906.987 shares of the Company’s common stock at a price of $1.42 per share for total consideration of $1,285,222.